Mortgage Payable (Details Narrative) - USD ($)	9 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Mortgage Payable
Mortgage payable	$ 2,750,000	$ 0
Interest rate	6.00%
Maturity date	Aug. 23, 2024